Shareholders' Equity - Summary of Stock Option and RSU Award Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding, beginning balance (in shares)	11,204,026		15,031,388
Stock options granted (in shares)	2,021,723		1,259,025
Stock options exercised (in shares)	(3,037,644)		(4,665,059)
Stock options forfeited (in shares)	(288,712)		(421,328)
Stock options outstanding, ending balance (in shares)	9,899,393	11,204,026		15,031,388
Stock options exercisable (in shares)	5,874,176
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price of stock options outstanding, beginning (in dollars per share)	$ 9.74	$ 3.65		$ 1.31
Weighted average exercise price of stock options granted (in dollars per share)	31.73		$ 22.16
Weighted average exercise price of stock options exercised (in dollars per share)	1.37		0.34
Weighted average exercise price of stock options forfeited (in dollars per share)	15.62		12.04
Weighted average exercise price of stock options outstanding, ending (in dollars per share)	9.74	$ 3.65		$ 1.31
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 2.27
Share-based Compensation Arrangement by Share-based Payment Award, Options, Remaining Contractual Term [Abstract]
Remaining contractual term of stock options outstanding, beginning	6 years 9 months 11 days	6 years 11 months 27 days		7 years 1 month 28 days
Remaining contractual term of stock options outstanding, ending	6 years 9 months 11 days	6 years 11 months 27 days		7 years 1 month 28 days
Remaining contractual term of stock options exercisable	5 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Abstract]
Aggregate intrinsic value of stock options outstanding, beginning	$ 328,003	$ 248,119		$ 73,642
Aggregate intrinsic value of stock options outstanding, ending	328,003	$ 248,119		$ 73,642
Aggregate intrinsic value of stock exercisable	$ 238,470
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of stock options outstanding, beginning (in dollars per share)	$ 0.00	$ 0.00		$ 0.00
Weighted average grant date fair value of stock options granted (in dollars per share)	16.13		$ 12.16
Weighted average grant date fair value of stock options outstanding, ending (in dollars per share)	$ 0.00	$ 0.00		$ 0.00
Legacy Option Plan | Class B Multiple Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)	7,383,036
Stock Option Plan | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)	2,516,357
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Outstanding [Roll Forward]
RSUs outstanding, beginning (in shares)	428,566		0
RSUs granted (in shares)	2,116,701		503,701
RSUs settled (in shares)	(104,740)
RSUs forfeited (in shares)	(79,710)		(75,135)
RSUs outstanding, ending (in shares)	2,360,817	428,566		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of RSUs outstanding, beginning (in dollars per share)	$ 29.97	$ 32.19		$ 0.00
Weighted average grant date fair value of RSUs granted (in dollars per share)	29.60		$ 32.01
Weighted average grant date fair value of RSUs settled (in dollars per share)	32.46
Weighted average grant date fair value of RSUs settled (in dollars per share)	28.90		$ 30.95
Weighted average grant date fair value of RSUs outstanding, ending (in dollars per share)	$ 29.97	$ 32.19		$ 0.00